Prepayment For Long Term Investment - (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Premature Equity Method Investments Redemption
Schedule of Equity Method Investments [Line Items]
Premature redemption of equity method investments made	¥ 200,000
Shenzhen xinyuhao
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage	40.00%
Payment to acquire equity method investments	¥ 200
Follow Up Capital Injected	¥ 199,800
Shenzhen xinyuhao | Premature Equity Method Investments Redemption
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage		60.00%